4. Property and Equipment	12 Months Ended
Sep. 30, 2012
Notes
4. Property and Equipment

4.     Property and Equipment

The following is a summary of property and equipment:

	September 30,
	2012	2011
Computer equipment	$709,826	$698,578
Equipment	46,731	46,731
Office furniture	127,669	105,723
	884,226	851,032
Less accumulated depreciation	(655,727)	(547,818)
	$228,499	$303,214

Depreciation expense for the year ended September 30, 2012 and 2011 was $107,909 and $95,945, respectively.